AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

June 30, 2021 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*

Global Macro
Alphadyne International Fund, Ltd.	62,221	$88,316,900	8.4%	Quarterly
Autonomy Global Macro Fund Limited	74,359	9,907,329	0.9	Monthly
Brevan Howard Alpha Strategies Fund Limited	403,458	50,646,334	4.8	Monthly
Brevan Howard AS Macro Fund Limited	221,307	27,382,370	2.6	Monthly
Graham Global Investment Fund II SPC, Ltd. - Quant Macro Segregated Portfolio	196,239	30,312,721	2.9	Weekly
Pharo Macro Fund, Ltd.	7,851	35,123,688	3.3	Quarterly
The Tudor BVI Global Fund, Ltd.	4,327	70,080,047	6.6	Quarterly

Total		311,769,389	29.5

Long/Short Equity
Coatue Offshore Fund, Ltd.	101,112	43,021,886	4.1	Quarterly
Janchor Partners Pan-Asian Fund	252,641	37,135,883	3.5	Triennially
Nokota LC, LLC	1,166	235,747	0.0	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	344	234,509	0.0	At Fund’s Discretion
Schonfeld Fundamental Equity Offshore Fund, Ltd.	39,203	50,965,565	4.8	Quarterly
The Children’s Investment Fund	140,400	31,057,884	3.0	Biennial
Think Investments Offshore, Ltd.	18,013	50,917,825	4.8	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	21,269	35,103,449	3.3	Quarterly

Total		248,672,748	23.5

Multi-Strategy
Elliott International Limited - Capital Commitment	47,781	78,932,041	7.5	Quarterly
Hudson Bay International Fund, Ltd.	46,000	53,778,952	5.1	Quarterly
LMR Fund Limited	206,673	42,557,624	4.0	Quarterly
Myriad Opportunities Offshore Fund Limited	320	369,066	0.0	At Fund’s Discretion
Schonfeld Strategic Partners Offshore Fund, Ltd.	37,700	49,186,526	4.7	Monthly

Total		224,824,209	21.3

Event Driven
Indaba Capital Partners (Cayman), LP	25,898	42,734,602	4.0	Quarterly
Lion Point International, Ltd.	21,461	30,672,668	2.9	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,175,959	0.2	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II, Ltd	22,834	32,843,156	3.1	Quarterly
Senator Global Opportunity Offshore Fund, Ltd.	13,000	16,679,583	1.6	Quarterly

Total		125,105,968	11.8

Credit/Distressed
King Street Capital, Ltd.	26,842	2,654,508	0.3	At Fund’s Discretion
LMR CCSA Fund Limited - Mutual Fund	200,000	20,238,035	1.9	Quarterly
Waterfall Eden Fund, Ltd.	5,317	8,434,375	0.8	Quarterly
Wingspan Overseas Fund, Ltd.	119	66,743	0.0	Fund in Liquidation

Total		31,393,661	3.0

Total Underlying Portfolios (cost $702,936,286)		941,765,975	89.1

Common Stocks
Special Purpose Acquisition Company
Altimar Acquisition Corp. II - Class A(a)	100,000	972,000	0.1
Austerlitz Acquisition Corp. I - Class A(a)	100,842	1,000,353	0.1
BlueRiver Acquisition Corp. - Class A(a)	100,000	971,000	0.1
Broadscale Acquisition Corp. - Class A(a)	68,022	659,813	0.1

Company	Shares	Fair Value ($)	% Net Assets
CC Neuberger Principal Holdings III - Class A(a)	100,000	$978,000	0.1%
Churchill Capital Corp. VII - Class A(a)	24,490	238,288	0.0
Climate Real Impact Solutions II Acquisition Corp. - Class A(a)	57,556	568,078	0.1
Compute Health Acquisition Corp. - Class A(a)	100,000	982,000	0.1
Constellation Acquisition Corp. I - Class A(a)	45,223	442,733	0.0
D & Z Media Acquisition Corp. - Class A(a)	15,000	145,650	0.0
Decarbonization Plus Acquisition Corp. II - Class A(a)	100,000	987,000	0.1
DiamondHead Holdings Corp. - Class A(a)	51,562	500,667	0.0
ECP Environmental Growth Opportunities Corp. - Class A(a)	16,104	157,014	0.0
EQ Health Acquisition Corp. - Class A(a)	93,458	902,804	0.1
Hudson Executive Investment Corp. II(a)	97,230	944,103	0.1
ION Acquisition Corp. 2 Ltd - Class A(a)	33,619	332,492	0.0
Jaws Mustang Acquisition Corp. - Class A(a)	42,280	412,653	0.0
Kernel Group Holdings, Inc. - Class A(a)	50,000	486,500	0.0
Lazard Growth Acquisition Corp. I(a)	110,655	1,082,206	0.1
Music Acquisition Corp. (The) - Class A(a)	76,500	739,755	0.1
New Vista Acquisition Corp. - Class A(a)	97,916	946,848	0.1
North Atlantic Acquisition Corp. - Class A(a)	97,230	945,076	0.1
Novus Capital Corp. II - Class A(a)	61,794	602,491	0.1
Pathfinder Acquisition Corp. - Class A(a)	54,345	529,864	0.1
Pivotal Investment Corp. III - Class A(a)	109,130	1,064,017	0.1
RMG Acquisition Corp. III - Class A(a)	15,344	149,450	0.0
Social Leverage Acquisition Corp. I - Class A(a)	34,012	330,563	0.0
Spartan Acquisition Corp. III - Class A(a)	109,130	1,067,291	0.1
Thunder Bridge Capital Partners III Inc - Class A(a)	25,572	248,560	0.0
TLG Acquisition One Corp. - Class A(a)	97,161	939,547	0.1

Total Common Stocks (cost $20,261,349)		20,326,816	1.9

Units
Special Purpose Acquisition Company
Elliott Opportunity II Corp.(a) (cost $5,358,000)	535,800	5,363,358	0.5

Warrants
Special Purpose Acquisition Company
Altimar Acquisition Corp. II - Class A, expiring 12/31/2027(a)	25,000	29,000	0.0
Austerlitz Acquisition Corp. I - Class A, expiring 02/09/2026(a)	25,210	43,613	0.0
BlueRiver Acquisition Corp. - Class A, expiring 01/04/2026(a)	33,333	31,996	0.0
Broadscale Acquisition Corp. - Class A, expiring 02/02/2026(a)	17,005	19,556	0.0
CC Neuberger Principal Holdings III, expiring 12/31/2027(a)	20,000	25,400	0.0
Churchill Capital Corp. VII, expiring 02/29/2028(a)	4,898	6,808	0.0
Climate Real Impact Solutions II Acquisition Corp., expiring 12/31/2027(a)	11,511	16,115	0.0
Compute Health Acquisition Corp. - Class A, expiring 12/31/2027(a)	25,000	37,750	0.0
Constellation Acquisition Corp. I - Class A, expiring 12/31/2027(a)	15,074	13,582	0.0
D & Z Media Acquisition Corp. - Class A, expiring 12/31/2027(a)	5,000	4,701	0.0
Decarbonization Plus Acquisition Corp. II - Class A, expiring 10/02/2025(a)	33,333	48,666	0.1
DiamondHead Holdings Corp. - Class A, expiring 01/28/2028(a)	12,890	13,921	0.0
ECP Environmental Growth Opportunities Corp., expiring 02/11/2028(a)	4,026	5,234	0.0
EQ Health Acquisition Corp. - Class A, expiring 02/02/2028(a)	46,729	33,178	0.0
Hudson Executive Investment Corp. II, expiring 01/31/2027(a)	24,307	28,925	0.0
ION Acquisition Corp. 2 Ltd - Class A, expiring 12/31/2027(a)	4,202	7,438	0.0
Jaws Mustang Acquisition Corp. - Class A, expiring 01/30/2026(a)	10,570	13,318	0.0
Kernel Group Holdings, Inc. - Class A, expiring 01/31/2027(a)	25,000	26,000	0.0
Lazard Growth Acquisition Corp. I, expiring 12/31/2027(a)	22,131	25,451	0.0
Music Acquisition Corp. (The) - Class A, expiring 02/05/2028(a)	38,250	32,512	0.0
New Vista Acquisition Corp. - Class A, expiring 12/31/2027(a)	32,638	32,638	0.0

Company	Shares	Fair Value ($)	% Net Assets
North Atlantic Acquisition Corp., expiring 10/20/2025(a)	32,410	$34,030	0.0%
Northern Star Investment Corp. II - Class A, expiring 01/31/2028(a)	12,964	31,632	0.0
Novus Capital Corp. II - Class A, expiring 12/31/2027(a)	20,598	24,306	0.0
Pathfinder Acquisition Corp. - Class A, expiring 12/31/2027(a)	10,869	11,521	0.0
Pivotal Investment Corp. III - Class A, expiring 12/31/2027(a)	21,826	26,409	0.0
RMG Acquisition Corp. III - Class A, expiring 12/31/2027(a)	3,068	3,958	0.0
Social Leverage Acquisition Corp. I - Class A, expiring 12/31/2027(a)	8,503	9,268	0.0
Spartan Acquisition Corp. III - Class A, expiring 02/04/2026(a)	27,282	32,466	0.0
Thunder Bridge Capital Partners III Inc - Class A, expiring 02/15/2028(a)	5,114	6,648	0.0
TLG Acquisition One Corp. - Class A, expiring 12/31/2027(a)	32,387	25,667	0.0

Total Warrants (cost $610,305)		701,707	0.1

Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $46,399,000)	46,399,000	46,399,000	4.4

Total Investments (cost $775,564,940)(e)		1,014,556,856	96.0
Other assets less liabilities		41,870,873	4.0

Net Assets		$1,056,427,729	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs & Co.
Aggreko PLC	1 Month LIBOR Plus 0.35%	Maturity	GBP	3,570	01/05/2023	$(48,123)
Arrow Global Group PLC	1 Month LIBOR Plus 0.35%	Maturity	GBP	1,167	01/05/2023	8,177
Change Healthcare, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,932	01/05/2023	(177,510)
Coherent, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	5,011	01/05/2023	1,213,843
Flagstar Bancorp, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,937	01/05/2023	(531,676)
Forterra, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,901	01/05/2023	22,379
Kansas City Southern	1 Month LIBOR Plus 0.35%	Maturity	USD	4,790	01/05/2023	412,419
Kindred Biosciences, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	89	07/15/2025	49
Knoll, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,902	01/05/2023	211,388

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Luminex Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,899	01/05/2023	$19,965
Magnachip Semiconductor Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,162	01/05/2023	(2,343)
Maxim Integrated Products.	1 Month LIBOR Plus 0.35%	Maturity	USD	5,409	01/05/2023	1,693,369
Meridian Bancorp, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,680	01/05/2023	(92,182)
Navistar International Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	716	01/05/2023	12,140
Nuance Communications, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,861	01/05/2023	112,056
Orbcomm, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	623	01/05/2023	(363)
Peoples United Financial, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,811	01/05/2023	(237,382)
PPD, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,397	01/05/2023	9,360
PRA Health Sciences, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,977	01/05/2023	515,021
Proofpoint, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,515	01/05/2023	25,234
Shaw Communications, Inc.	1 Month CDOR Plus 0.35%	Maturity	CAD	5,936	01/05/2023	332,017
Siltronic AG	1 Month EURIBOR Plus 0.35%	Maturity	EUR	4,134	01/05/2023	44,594
Slack Technologies, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,706	01/05/2023	191,916
Talend SA	1 Month LIBOR Plus 0.35%	Maturity	USD	2,098	01/05/2023	34,336
Weingarten Realty Investors	1 Month LIBOR Plus 0.35%	Maturity	USD	1,275	01/05/2023	18,307
Welbilt, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,399	01/05/2023	485,618
WR Grace & Co.	1 Month LIBOR Plus 0.35%	Maturity	USD	1,582	01/05/2023	14,742
JPMorgan Chase Bank, NA
At Home Group, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	1,786	08/12/2022	54,348
CIT Group, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	4,949	08/12/2022	51,908
Dialog Semiconductor PLC	1 Month EURIBOR Plus 0.40%	Maturity	EUR	3,899	08/12/2022	72,358
Domtar Corp.	1 Month LIBOR Plus 0.40%	Maturity	USD	4,281	08/12/2022	45,411

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Ferro Corp.	1 Month LIBOR Plus 0.40%	Maturity	USD	842	08/12/2022	$2,653
Grandvision NV	1 Month EURIBOR Plus 0.40%	Maturity	EUR	3,240	08/12/2022	254,345
IHS Markit, Ltd.	1 Month LIBOR Plus 0.40%	Maturity	USD	5,799	08/12/2022	1,135,127
JPABSAA1(1)	0.00%	Quarterly	USD	10,614	10/15/2021	(2,309)
Lydall, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	1,043	08/12/2022	(3,992)
New Senior Investment Group	1 Month LIBOR Plus 0.40%	Maturity	USD	885	08/12/2022	(8,518)
PNM Resources, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	4,932	08/12/2022	(61,927)
QTS Realty Trust, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	1,049	08/12/2022	(1,548)
St. Modwen Properties PLC	1 Month LIBOR Plus 0.40%	Maturity	GBP	753	08/12/2022	575
Vereit, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	5,062	08/12/2022	(133,389)
Macquarie Bank Ltd.
MQCP736E(2)	0.00%	Quarterly	USD	16,523	04/19/2022	(56,251)
Morgan Stanley Capital Services, LLC
Aerojet Rocketdyne Holdings	1 Month LIBOR Plus 0.30%	Maturity	USD	4,918	12/13/2021	(265,927)
Alexion Pharmaceuticals, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	5,784	12/13/2021	885,576
Athene Holding, Ltd.	1 Month LIBOR Plus 0.30%	Maturity	USD	4,948	12/13/2021	600,316
CAI International, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,880	12/13/2021	8,250
Cloudera, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,708	12/13/2021	4,437
Constellation Pharmaceutical	1 Month LIBOR Plus 0.30%	Maturity	USD	3,498	12/13/2021	10,789
Core-Mark Holding Co., Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	107	12/13/2021	2,575
Deutsche Wohnen AG	1 Month EURIBOR Plus 0.50%	Maturity	EUR	3,717	12/13/2021	(15,438)
Just Eat Takeaway	1 Month LIBOR Plus 0.30%	Maturity	USD	5,227	12/13/2021	(752,321)
Luminex Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	420	12/13/2021	(1,502)
Magellan Health, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	4,176	12/13/2021	46,397
MSUSABBD(3)	0.00%	Quarterly	USD	25,093	06/15/2022	2,521
MSUSABDM(4)	0.00%	Quarterly	USD	36,062	10/15/2021	57,967
MSUSABEE(5)	0.00%	Quarterly	USD	27,992	06/15/2022	30,190
MSUSABEM(6)	0.00%	Quarterly	USD	42,010	10/15/2021	800,923

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
MSUSABEQ(7)	0.00%	Quarterly	USD	17,572		10/15/2021	$(77,719)
Progenics Pharmaceuticals	1 Month LIBOR	Maturity	USD	0	**	12/13/2021	0
Sportsmans Warehouse Holding	1 Month LIBOR Plus 0.30%	Maturity	USD	3,195		12/13/2021	67,175
Sykes Enterprises, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	3,470		12/13/2021	16,982
Willis Towers Watson PLC	1 Month LIBOR Plus 0.30%	Maturity	USD	4,466		12/13/2021	1,124,595
Xilinx, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	4,925		12/13/2021	737,204
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Analog Devices, Inc.	1 Month LIBOR Minus 0.31%	Maturity	USD	5,568		01/05/2023	(1,585,125)
Canadian National Railway Co.	1 Month LIBOR Minus 0.24%	Maturity	USD	2,014		07/15/2025	14,431
Herman Miller, Inc.	1 Month LIBOR Minus 0.30%	Maturity	USD	1,102		01/05/2023	(181,773)
ICON PLC	1 Month LIBOR Minus 0.23%	Maturity	USD	2,569		01/05/2023	(295,846)
II-VI, Inc.	1 Month LIBOR Minus 0.31%	Maturity	USD	1,252		01/05/2023	(89,822)
Independent Bank Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	1,706		01/05/2023	100,066
Kimco Realty	1 Month LIBOR Minus 0.30%	Maturity	USD	1,167		01/05/2023	(14,885)
M&T Bank Corp.	1 Month LIBOR Minus 0.30%	Maturity	USD	3,813		01/05/2023	294,170
Middleby Corp.	1 Month LIBOR Minus 0.29%	Maturity	USD	4,083		01/05/2023	(47,147)
New York Community Bancorp	1 Month LIBOR Minus 0.30%	Maturity	USD	5,167		01/05/2023	529,913
Salesforce.com, Inc.	1 Month LIBOR Minus 0.29%	Maturity	USD	2,014		01/05/2023	(174,384)
JPMorgan Chase Bank, NA
First Citizen’s Bank	1 Month LIBOR Minus 0.31%	Maturity	USD	4,953		08/12/2022	(28,171)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Realty Income Corp.	1 Month LIBOR Minus 0.31%	Maturity	USD	5,185	08/12/2022	$136,083
S&P Global, Inc.	1 Month LIBOR Minus 0.30%	Maturity	USD	5,995	08/12/2022	(1,205,846)
Ventas, Inc.	1 Month LIBOR Minus 0.31%	Maturity	USD	898	08/12/2022	4,249
Morgan Stanley Capital Services, LLC
Advanced Micro Devices	1 Month LIBOR Minus 0.31%	Maturity	USD	5,511	12/13/2021	(797,702)
AON PLC	1 Month LIBOR Minus 0.40%	Maturity	USD	5,006	12/13/2021	(1,345,027)
Apollo Global Management, Inc.	1 Month LIBOR Minus 0.30%	Maturity	USD	5,240	12/13/2021	(618,764)
Astrazeneca PLC	1 Month LIBOR Minus 0.21%	Maturity	USD	4,006	12/13/2021	(662,125)
Just Eat Takeaway.com	1 Month EURIBOR Minus 0.35%	Maturity	EUR	4,458	12/13/2021	744,130
Performance Food Group Co.	1 Month LIBOR Minus 0.30%	Maturity	USD	51	12/13/2021	(143)

						$3,695,414

**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,577,111 and gross unrealized depreciation of investments was $(13,889,781), resulting in net unrealized appreciation of 242,687,330.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 3 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (“going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 – 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios may have lock up periods of one year.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BIST – Borsa Istanbul Stock Exchange

CDOR – Canadian Dealer Offered Rate

EAFE – Europe, Australia, and Far East

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

JSE – Johannesburg Stock Exchange

KC HRW – Kansas City Hard Red Winter

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

RTS – Russian Trading System

SGX – Singapore Exchange

ULSD – Ultra-Low Sulfur Diesel

WIG – Warszawski Indeks Gieldowy

WTI – West Texas Intermediate

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap in JPABSAA1 as of June 30, 2021.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return Index	(1,327)	$(11,863,618)	(111.8)%
MSCI Daily TR Gross EAFE Index	(519)	(5,308,847)	(50.0)%
JPMorgan Cash Index	(11,779)	(3,590,057)	(33.8)%
Microsoft Corp.	3,431	929,485	8.8%
Alphabet, Inc.	250	627,510	5.9%
MSCI Daily TR Gross Canada Index	(52)	(545,047)	(5.1)%
Amazon.com, Inc.	155	533,276	5.0%
Roche Holding AG	1,357	511,859	4.8%
Apple, Inc.	3,565	488,301	4.6%
Facebook, Inc.	1,287	447,609	4.2%
Paychex, Inc.	3,992	428,334	4.0%
UnitedHealth Group, Inc.	1,070	428,334	4.0%
Oracle Corp.	5,475	426,193	4.0%
AutoZone, Inc.	281	419,768	4.0%
Home Depot, Inc. (The)	1,289	411,201	3.9%
Royal Bank of Canada	3,801	385,501	3.6%
Swedish Match AB	42,916	366,226	3.5%
CME Group, Inc.	1,521	323,392	3.0%
Constellation Software, Inc./Canada	210	319,109	3.0%
Texas Instruments, Inc.	1,648	316,967	3.0%
Salmar ASA	4,678	310,542	2.9%
S&P Global, Inc.	741	304,117	2.9%
Walmart, Inc.	2,111	297,692	2.8%
JPMorgan Chase & Co.	1,914	297,692	2.8%
Novo Nordisk A/S	3,476	291,267	2.7%
RELX PLC	10,845	289,126	2.7%
Koninklijke Ahold Delhaize NV	9,437	280,559	2.6%
Partners Group Holding AG	182	276,276	2.6%
Activision Blizzard, Inc.	2,872	274,134	2.6%
Royal Dutch Shell PLC	139	267,709	2.5%
Capgemini SE	1,393	267,709	2.5%
Procter & Gamble Co. (The)	1,952	263,426	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,121	254,859	2.4%
Nippon Telegraph & Telephone Co.	9,773	254,859	2.4%
Deckers Outdoor Corp.	625	239,867	2.3%
Athem, Inc.	628	239,867	2.3%
T Rowe Price Group, Inc.	1,201	237,726	2.2%
Automatic Data Processing, Inc.	1,186	235,584	2.2%
Aristocrat Leisure, Ltd.	6,819	220,592	2.1%
Citrix Systems, Inc.	1,863	218,450	2.1%
Visa, Inc.	925	216,309	2.0%
DBS Group Holdings, Ltd.	9,464	209,884	2.0%
Compass Group PLC	100	209,884	2.0%
Philip Morris International, Inc.	2,118	209,884	2.0%
Enel SpA	22,136	205,600	1.9%
Johnson Matthey PLC	48	205,600	1.9%
NextEra Energy, Inc.	2,776	203,459	1.9%
Booz Allen Hamilton Holding Co.	2,313	197,034	1.9%
Broadcom, Inc.	409	194,892	1.8%
Merck & Co., Inc.	2,478	192,750	1.8%
Other Long	109,828	6,688,439	63.0%

(2) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MQCP736E as of June 30, 2021.

Security Description	Current Notional	Percent of Basket’s Value
Brent Crude Futures 10/2021	$1,131,056	6.8%
Platinum Futures 10/2021	989,521	6.0%
Coffee ‘C’ Futures 12/2021	(980,599)	(5.9)%
LME Primary Aluminum Futures 08/2021	(942,150)	(5.7)%
Gold 100 OZ Futures 08/2021	827,878	5.0%
Corn Futures 12/2021	(730,674)	(4.4)%
Sugar #11 (World) Futures 03/2022	701,181	4.2%
Palladium Futures 09/2021	(570,171)	(3.5)%
LME Nickel Futures 08/2021	514,555	3.1%
NY Harbor ULSD Futures 09/2021	(479,097)	(2.9)%
Soybean Futures 09/2021	358,381	2.2%
Soybean Oil Futures 09/2021	(346,138)	(2.1)%
Live Cattle Futures 10/2021	(279,071)	(1.7)%
Lean Hogs Futures 10/2021	(227,669)	(1.4)%
Cotton No. 2 Futures 12/2021	197,696	1.2%
Soybean Meal Futures 09/2021	175,522	1.1%
Silver Futures 09/2021	(163,626)	(1.0)%
Wheat Futures (CBT) 12/2021	136,165	0.8%
LME Zinc Futures 08/2021	(113,248)	(0.7)%
LME Lead Futures 08/2021	(111,447)	(0.7)%
WTI Crude Futures 09/2021	110,521	0.7%
KC HRW Wheat Futures 12/2021	107,646	0.7%
Cocoa Futures 12/2021	(94,494)	(0.6)%
Cattle Feeder Futures 09/2021	(90,116)	(0.5)%
Low Sulphur Gasoil Futures 09/2021	(49,222)	(0.3)%
Natural Gas Futures 09/2021	(48,346)	(0.3)%
LME Copper Futures 08/2021	(32,649)	(0.2)%
Gasoline RBOB Futures 09/2021	8,608	0.1%

(3) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MSUSABBD as of June 30, 2021.

Security Description	Current Notional	Percent of Basket’s Value
U.S. T-Note 10 Yr (CBT) Futures 09/2021	$(3,583,276)	(14.3)%
Canadian 10 Yr Bond Futures 09/2021	2,075,189	8.3%
Long Gilt Futures 09/2021	1,334,946	5.3%
Japan 10 Yr Bond (OSE) Futures 09/2021	366,357	1.5%
Euro-Bund Futures 09/2021	(278,532)	(1.1)%
Australian 10 Yr Bond Futures 09/2021	230,855	0.9%

(4) The following table represents the (long/(short)) forwards basket holdings underlying the total return swap in MSUSABDM as of June 30, 2021.

Security Description	Current Notional	Percent of Basket’s Value
CAD/USD 07/30/2021	$2,927,976	16.2%
AUD/USD 07/30/2021	(2,899,129)	(16.1)%
SEK/USD 07/30/2021	2,837,829	15.7%
CHF/USD 07/30/2021	(2,051,747)	(11.4)%
NZD/USD 07/30/2021	(2,037,324)	(11.3)%
NOK/USD 07/30/2021	1,745,247	9.7%
GBP/USD 07/30/2021	(1,575,771)	(8.7)%
EUR/USD 07/30/2021	(1,528,894)	(8.5)%
JPY/USD 07/30/2021	551,700	3.1%

(5) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MSUSABEE as of June 30, 2021.

Security Description	Current Notional	Percent of Basket’s Value
FTSE KLCI Futures 07/2021	$2,216,127	7.9%
RTS Index Futures 09/2021	2,078,845	7.4%
SGX Nifty 50 Futures 07/2021	(1,731,437)	(6.2)%
WIG 20 Index Futures 09/2021	1,636,180	5.8%
FTSE/JSE Top 40 Futures 09/2021	(1,378,425)	(4.9)%
iBovespa Index Futures 08/2021	(1,235,540)	(4.4)%
FTSE Taiwan Index Futures 07/2021	918,950	3.3%
Set50 Futures 09/2021	(846,107)	(3.0)%
BIST 30 Futures 08/2021	(591,154)	(2.1)%
KOSPI2 Index Futures 09/2021	504,302	1.8%
Mexican Bolsa Index Futures 09/2021	(423,053)	(1.5)%
FTSE China A 50 Futures 07/2021	246,548	0.9%

(6) The following table represents the (long/(short)) forwards holdings underlying the total return swap in MSUSABEM as of June 30, 2021.

Security Description	Current Notional	Percent of Basket’s Value
INR/USD 07/30/2021	$4,751,468	22.7%
RUB/USD 07/30/2021	3,079,655	14.7%
THB/USD 07/30/2021	(2,970,715)	(14.2)%
PHP/USD 07/30/2021	2,744,455	13.1%
HUF/USD 07/30/2021	(2,145,284)	(10.2)%
COP/USD 07/30/2021	(2,111,764)	(10.1)%
PEN/USD 07/30/2021	(1,860,363)	(8.9)%
MYR/USD 07/30/2021	1,814,273	8.7%
TWD/USD 07/30/2021	(1,801,703)	(8.6)%
CNY/USD 07/30/2021	(1,797,513)	(8.6)%
ZAR/USD 07/30/2021	(1,432,983)	(6.8)%
BRL/USD 07/30/2021	1,277,952	6.1%
MXN/USD 07/30/2021	1,047,502	5.0%
CZK/USD 07/30/2021	(628,501)	(3.0)%
KRW/USD 07/30/2021	(494,421)	(2.4)%
IDR/USD 07/30/2021	226,260	1.1%
PLN/USD 07/30/2021	192,740	0.9%
TRY/USD 07/30/2021	4,190	0.0%
CLP/USD 07/30/2021	4,190	0.0%

(7) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MSUSABEQ as of June 30, 2021.

Security Description	Current Notional	Percent of Basket’s Value
OMXS 30 Index Futures 07/2021	$(2,478,598)	(28.2)%
Hang Seng Index Futures 07/2021	1,772,435	20.2%
FTSE 100 Index Futures 09/2021	1,410,570	16.1%
S&P/TSX 60 Index Futures 09/2021	(1,057,488)	(12.0)%
SPI 200 Futures 09/2021	(713,190)	(8.1)%
TOPIX Index Futures 09/2021	565,633	6.4%
Swiss Market Index Futures 09/2021	340,785	3.9%
MSCI Singapore IX ETS Futures 07/2021	126,477	1.4%
S&P 500 E-Mini Futures 09/2021	8,783	0.1%
Euro STOXX 50 Index Futures 09/2021	3,513	0.0%

AB Multi-Manager Alternative Fund

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$20,326,816	$—	$—	$20,326,816
Units	5,363,358	—	—	5,363,358
Warants	701,707	—	—	701,707
Short-Term Investments	46,399,000	—	—	46,399,000
Investments valued at NAV				941,765,975

Total Investments in Securities	72,790,881	—	—	1,014,556,856
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	13,212,594	—	13,212,594
Liabilities:
Total Return Swaps	—	(9,517,180)	—	(9,517,180)

Total	$72,790,881	$3,695,414	$—	$1,018,252,270

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2021 is as follows:

Fund	Market Value 03/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,399	$40,000	$22,000	$46,399	$1